Schedule of breakdown of the net assets contributed (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Trade receivables	R$ 2,597,838	R$ 2,867,352
Inventories	10,943,835	4,817,586
Other assets	484,120	367,814
Property, plant and equipment	21,531,134	19,716,223	R$ 19,700,944
Intangíible assets	7,657,050	7,316,794	R$ 7,231,781
Liabilities
Trade payables	6,446,999	4,819,539
Other payables current	5,557,001	1,310,734
Lease liabilities	119,047	93,626
Net assets	79,379,103	63,002,149
Previously stated [member]
Assets
Trade receivables	54,684	37,171
Inventories	164,460	134,309
Other assets	30,228	29,186
Property, plant and equipment	3,129,161	3,151,349
Intangíible assets	8,086	8,086
Liabilities
Trade payables	(278,538)	(253,186)
Other payables current	(34,301)	(42,074)
Lease liabilities	(24,430)	(42,257)
Other provisions	(64,125)	(66,490)
Net assets	R$ 2,985,225	R$ 2,956,094